Average Annual Total Returns{- Fidelity Freedom Blend 2025 Fund} - 03.31 Fidelity Freedom Blend Funds - Retail Combo Pro-04 - Fidelity Freedom Blend 2025 Fund	Fidelity Freedom Blend 2025 Fund- Retail Return Before Taxes Past 1 year	Fidelity Freedom Blend 2025 Fund- Retail Return Before Taxes Since Inception		Fidelity Freedom Blend 2025 Fund- Retail After Taxes on Distributions Past 1 year	Fidelity Freedom Blend 2025 Fund- Retail After Taxes on Distributions Since Inception		Fidelity Freedom Blend 2025 Fund- Retail After Taxes on Distributions and Sales Past 1 year	Fidelity Freedom Blend 2025 Fund- Retail After Taxes on Distributions and Sales Since Inception		SP001 Past 1 year	SP001 Since Inception		F0551 Past 1 year	F0551 Since Inception
Total	14.19%	10.57%	[1]	12.76%	9.23%	[1]	8.94%	7.81%	[1]	18.40%	13.87%	[1]	13.56%	10.31%	[1]

[1]	(a)From August 31, 2018